Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 870,795.2		₨ 751,567.6
Net unrealized gain/(loss) arising during the period	17,701.5		4,803.2
Amounts reclassified to income	(3,185.2)		(4,114.3)
Balance	1,027,901.1	$ 15,850.5	870,795.2
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	10,707.6		10,259.0
Net unrealized gain/(loss) arising during the period	17,910.7		4,562.9
Amounts reclassified to income	(3,185.2)		(4,114.3)
Balance	25,433.1	392.2	10,707.6
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	807.7		567.4
Net unrealized gain/(loss) arising during the period	(209.2)		240.3
Amounts reclassified to income	0.0		0.0
Balance	598.5	9.2	807.7
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	11,515.3		10,826.4
Balance	₨ 26,031.6	$ 401.4	₨ 11,515.3